    As filed with the Securities and Exchange Commission on November 23, 2005
================================================================================
                                                  1933 Act File No.  333-_______
                                                    1940 Act File No.  811-21809

                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2
                        (Check appropriate box or boxes)

[X]     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]     Pre-Effective Amendment No. _______
[ ]     Post-Effective Amendment No. _______

             and
[X]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]      Amendment No. 3

                      Nuveen Equity Premium and Growth Fund
          Exact Name of Registrant as Specified in Declaration of Trust

                 333 West Wacker Drive, Chicago, Illinois 60606
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (800) 257-8787
               Registrant's Telephone Number, including Area Code

                               Jessica R. Droeger
                          Vice President and Secretary
                              333 West Wacker Drive
                             Chicago, Illinois 60606
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

    Stacy H. Winick             Eric F. Fess        Leonard B. Mackey, Jr., Esq.
Bell, Boyd & Lloyd PLLC    Chapman and Cutler LLP      Clifford Chance US LLP
     1615 L Street,            111 W. Monroe             31 W. 52nd Street
    N.W., Suite 1200         Chicago, IL 60603           New York, NY 10009
  Washington, DC 20036

                  Approximate Date of Proposed Public Offering:

 As soon as practicable after the effective date of this Registration Statement

                             ---------------------

     If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

     It is proposed that this filing will become effective (check appropriate box)

     [ ]  when declared effective pursuant to section 8(c).

     [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-128545.

                             ---------------------


                     CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
===============================================================================================================
                                                                            Proposed Maximum
 Title of Securities Being         Amount             Proposed Maximum     Aggregate Offering       Amount of
         Registered           Being Registered    Offering Price Per Unit      Price (1)        Registration Fee
---------------------------------------------------------------------------------------------------------------
Common Shares,
$0.01 par value ("Shares")    1,475,000 Shares(2)         $20.00             $29,500,000         $3,472.15
===============================================================================================================

(1)  Estimated solely for the purpose of calculating the registration fee.

(2) All of which may be purchased pursuant to an over-allotment option of 2,475,000 Shares granted by the Registrant to the Underwriters.

================================================================================

                                EXPLANATORY NOTE

     This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-128545) filed by Nuveen Equity Premium and Growth Fund (the "Registrant") with the Securities and Exchange Commission, as amended, declared effective on November 22, 2005, are incorporated herein by reference.

               PART C - OTHER INFORMATION

Item 25: Financial Statements and Exhibits

        1. Financial Statements:

        Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-effective Amendment No. 2 to the Registrant's registration statement on Form N-2 (File No. 333-128545) and are incorporated herein by reference.


        2. Exhibits:

        a.1. Declaration of Trust dated November 11, 2004. Filed on September 23, 2005 as exhibit a.1. to Registrant's registration statement on Form N-2 (File No. 333-128545) and incorporated herein by reference.

        a.2. Amended and Restated Declaration of Trust dated September 12, 2005. Filed on September 23, 2005 as exhibit a.2. to Registrant's registration statement on Form N-2 (File no. 333-128545) and incorporated herein by reference.

        b. By-laws of Registrant. Filed on September 23, 2005 as exhibit b to Registrant's registration statement on Form N-2 (File No. 333-128545) and incorporated herein by reference.

        c. None.

        d. Not Applicable.

        e. Terms and Conditions of the Automatic Dividend Reinvestment Plan. Filed on November 21, 2005 as exhibit e to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-128545) and incorporated herein by reference.

        f. None.

        g.1. Investment Management Agreement between Registrant and Nuveen Asset Management dated November 2, 2005. Filed on November 21, 2005 as exhibit
        g.1. to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-128545) and incorporated herein by reference.

        g.2. Form of Investment Sub-Advisory Agreement between Nuveen Asset Management and Gateway Investment Advisers, L.P.

        h.1. Form of Purchase Agreement.

        h.2. Form of Merrill Lynch & Co. Standard Dealer Agreement.

        h.3. Form of Nuveen Master Selected Dealer Agreement.

        h.4. Form of Merrill Lynch & Co. Master Agreement Among Underwriters.

        h.5. Form of Dealer Letter Agreement.

        i. Nuveen Open-End and Closed-End Funds Deferred Compensation
        Plan for Independent Directors and Trustees. Filed on November 21, 2005 as exhibit i to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-128545) and incorporated herein by reference.

        j. Form of Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated February 25, 2005.

        k.1. Shareholder Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002. Filed on November 21, 2005 as exhibit k.1. to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-128545) and incorporated herein by reference.

        k.2. License Agreement between Standard & Poor's and Nuveen Investments, LLC dated October 26, 2004. Filed on November 21, 2005 as exhibit k.2. to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-128545) and incorporated herein by reference.

        k.3. Form of Amendment No. 3 to License Agreement between Standard & Poor's and Nuveen Asset Management.

        l.1. Opinion and consent of Bell, Boyd & Lloyd LLC. Filed on October 25, 2005 as Exhibit l.1. to Pre-effective Amendment No. 1 the Registrant's Registration Statement on Form N-2 (File No. 333-128545) and incorporated herein by reference.

        l.2. Opinion and consent of Bingham McCutchen LLP. Filed on October 25, 2005 as Exhibit l.2. to Pre-effective Amendment No. 1 the Registrant's Registration Statement on Form N-2 (File No. 333-128545) and incorporated herein by reference.

        1.3. Consent of Bell, Boyd & Lloyd LLC.

        1.4. Consent of Bingham McCutchen LLP.

        m. None.

        n. Consent of PricewaterhouseCoopers LLP.

        o. None.

        p. Subscription Agreement of Nuveen Asset Management dated November 7, 2005. Filed on November 21, 2005 as exhibit p to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-128545) and incorporated herein by reference.

        q. None.

        r.1. Code of Ethics of Nuveen Exchange-Traded Funds and Nuveen Asset Management. Filed on November 21, 2005 as exhibit r.1. to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-128545) and incorporated herein by reference.

        r.2. Code of Ethics of Gateway Investment Advisors, L.P. Filed on November 21, 2005 as exhibit r.2. to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-128545) and incorporated herein by reference.

        s. Powers of Attorney.

Item 26: Marketing Arrangements

        Sections 2, 3(j) and 3(m) of the Form of Purchase Agreement filed as Exhibit h.1. to this Registration Statement.

        See the Introductory Paragraphs and Paragraphs 2, 3 and 4 of the Form of Merrill Lynch & Co. Master Standard Dealer Agreement filed as Exhibit h.2 to this Registration Statement and the Introductory Paragraph and Sections 2 and 3 of the Form of Nuveen Master Selected Dealer Agreement filed as Exhibit h.3. to this Registration Statement.

        See the Introductory Paragraph and Sections 2 through 9 and 14 of the Form of Merrill Lynch & Co. Master Agreement Among Underwriters filed as Exhibit
h.4. to this Registration Statement.

        See Paragraph e of the Form of Dealer Letter Agreement between Nuveen and the Underwriters filed as Exhibit h.5. to this Registration Statement.


Item 27: Other Expenses of Issuance and Distribution



         Securities and Exchange Commission fees                    $ 44,667
         National Association of Securities Dealers, Inc. fees        38,450
         Printing and engraving expenses                             575,000
         Legal Fees                                                  125,000
         Exchange listing fees                                        40,000
         Blue Sky filing fees and expenses                             3,000
         Underwriters reimbursement                                  126,563
         Miscellaneous expenses                                       17,320
         Total                                                      $970,000

Item 28: Persons Controlled by or under Common Control with Registrant

        Not applicable.

Item 29: Number of Holders of Securities

At November 22, 2005:

         Title of Class                 Number of Record Holders
         --------------                 ------------------------
 Common Shares, $0.01 par value                         1

Item 30: Indemnification

        Section 4 of Article XII of the Registrant's Declaration of Trust provides as follows:

        Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

        No indemnification shall be provided hereunder to a Covered Person:

        (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

        (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

        (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

                (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                (ii) by written opinion of independent legal counsel.

        The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

        Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this
Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

                (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

        As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

        As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         The trustees and officers of the Registrant are covered by Investment Trust Directors and Officers and Errors and Omission policies in the aggregate amount of $50,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, except for matters that involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $500,000 deductible, which does not apply to individual trustees or officers.

        Section 6 of the Form of Purchase Agreement to be filed as Exhibit h.1 to this Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31: Business and Other Connections of Investment Adviser

        Nuveen Asset Management ("NAM") serves as investment adviser to separately managed accounts, closed-end management investment companies and to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II and Nuveen Investment Trust III.

        NAM has no other clients or business at the present time. For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser who serve as officers or Trustees of the Registrant has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management of the Fund" in Part B of this Registration Statement. Such information for the remaining senior officers of NAM appears below:


Name and Position with NAM               Other Business Profession, Vocation or
                                         Employment During Past Two Years

John P. Amboian, President and           President and Director of Nuveen Investments, Inc., Nuveen
Director                                 Investments, LLC, Nuveen Asset Management, Rittenhouse
                                         Asset Management, Inc., Nuveen Investments Advisors Inc.,
                                         and Nuveen Investments Holdings, Inc.; formerly, President and Director of Nuveen Advisory Corp. and Nuveen
                                         Institutional Advisory Corp.

Name and Position with NAM               Other Business Profession, Vocation or
                                         Employment During Past Two Years

Alan G. Berkshire, Senior Vice           Senior Vice President, Secretary and General Counsel of
President and Secretary                  Nuveen Investments, Inc., Nuveen Investments, LLC, Nuveen
                                         Asset Management, Rittenhouse Asset Management, Inc. and
                                         Nuveen Investments Holdings, Inc.; Senior Vice President
                                         and Secretary of Nuveen Investments Advisors Inc.;
                                         Assistant Secretary of NWQ Investment Management Company,
                                         LLC and Secretary of Symphony Asset Management, LLC;
                                         formerly, Vice President and Secretary of Nuveen
                                         Institutional Advisory Corp. and Nuveen Advisory Corp.
                                         (1997-2004).

Stuart J. Cohen, Vice President,         Vice President, Assistant Secretary and Assistant General
Assistant  Secretary and                 Counsel of Nuveen Investments, LLC, Nuveen Investments
Assistant General Counsel                Holdings, Inc. and Rittenhouse Asset Management, Inc.;
                                         Vice President of Nuveen Investments Advisers Inc.

Sherri A. Hlavacek, Vice President       Vice President and Corporate Controller of Nuveen
and Corporate Controller                 Investments, LLC, Nuveen Investments Holdings, Inc., Nuveen
                                         Investments Advisers Inc. and Rittenhouse Asset Management,
                                         Inc.; Vice President and Controller of Nuveen Investments,
                                         Inc.; Certified Public Accountant.

Mary E. Keefe, Managing Director         Managing Director (since 2004) of Nuveen Investments, Inc.;
and Chief Compliance Officer             Managing Director and Chief Compliance Officer of Nuveen
                                         Investments, LLC, Nuveen Investments Advisers Inc., Nuveen
                                         Asset Management, Nuveen Investments Institutional
                                         Services Group LLC and Rittenhouse Asset Management,
                                         Inc.; Chief Compliance Officer of Symphony Asset Management, LLC;
                                         formerly, Head of Global Compliance (January 2004 - May
                                         2004) Citadel Investment Group; Director, Midwest Regional Office
                                         (1994-2003) United States Securities and Exchange
                                         Commission.

Margaret E. Wilson, Senior Vice          Senior Vice President, Finance of Nuveen Investments, Inc.,
President,Finance                        Nuveen Investments, LLC, Nuveen Asset Management,
                                         Rittenhouse Asset Management, Inc., Nuveen Investments
                                         Advisors Inc. and Nuveen Investments Holdings, Inc.;
                                         formerly, Senior Vice President, Finance of Nuveen Advisory
                                         Corp. and Nuveen Institutional Advisory Corp. (1998-2004).

        Gateway Investment Advisers, L.P. currently is the investment adviser or subadviser to two mutual funds and three closed-end funds that invest in integrated equity index option strategies. The address for Gateway Investment Advisers, L.P. is 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209. See "Investment Advisers" in Part B of the Registration Statement.

        Set forth below is a list of each director and senior officer of Gateway, indicating each business, profession, vocation or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, parties or trustee.


Name and Position with Gateway           Other Business Profession, Vocation or
                                         Employment During Past Two Years

Walter G. Sall, Chairman and Chief       Chairman and Trustee, Gateway Trust and Gateway
Executive Officer                        Variable Insurance Trust;
                                         Director, Melmedica Children's Healthcare, Inc.;
                                         Director, Director, Anderson Bank Company of
                                         Cincinnati, OH

J. Patrick Rogers                        President, Gateway Trust and Gateway Variable Insurance
President, Chief Investment Officer      Trust; Trustee, Gateway Trust; Portfolio Manager, Gateway
and Director                             Fund, Gateway VIT Fund and Nuveen Equity Premium Income
                                         Fund; Co-Portfolio Manager, Nuveen Equity Premium
                                         Opportunity Fund and Nuveen Equity Premium Advantage Fund

Geoffrey Keenan                          Vice President, Gateway Trust and Gateway Variable
Executive Vice President and             Insurance Trust
Chief Operating Officer

Gary H. Goldschmidt                      Vice President and Treasurer, Gateway Trust
Vice President and Chief Financial       and Gateway Variable Insurance Trust
Officer

Harry E. Merriken
Senior Vice President

Paul R. Stewart
Senior Vice President

Donna M. Squeri                          Secretary, Gateway Trust and Gateway Variable
General Counsel and Secretary            Insurance Trust

Item 32: Location of Accounts and Records

         Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all advisory material of the investment adviser.

        Gateway Investment Advisers, L.P. is 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, maintains certain of its advisory material.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Asset Management.

Item 33: Management Services

     Not applicable.

Item 34: Undertakings

        1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if: (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

        2. Not applicable.

        3. Not applicable.

        4. Not applicable.

        5. The Registrant undertakes that:

            a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this Registration Statement as of the time it was declared effective.

            b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

        6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 23 day of November, 2005.

                                        NUVEEN EQUITY PREMIUM AND GROWTH FUND

                                        By  /s/ Jessica R. Droeger
                                            -----------------------------------
                                        Jessica R. Droeger, Vice President and
                                        Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



        Signature                      Title                    Date
        ---------                      -----                    ----
/s/ Stephen D. Foy          Vice President and         November 23, 2005
---------------------       Controller
    Stephen D. Foy          (Principal Financial
                            and Accounting Officer)

/s/ Gifford R. Zimmerman    Chief Administrative       November 23, 2005
------------------------    Officer
    Gifford R. Zimmerman    (Principal Executive
                            Officer)

Timothy R. Schwertfeger*    Chairman of the Board   By: /s/ Jessica R. Droeger
                            and Trustee                -------------------------
                                                            Jessica R. Droeger
                                                            Attorney-In-Fact
                                                            November 23, 2005
Robert P. Bremner*          Trustee

Lawrence H. Brown*          Trustee

Jack B. Evans*              Trustee

William C. Hunter*          Trustee

David J. Kundert*           Trustee

William J. Schneider*       Trustee

Judith M. Stockdale*        Trustee

Eugene S. Sunshine*         Trustee

*    Original powers of attorney authorizing Jessica R. Droeger and Gifford
     R. Zimmerman, among others, to execute the Registration Statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf the Registration Statement is filed, have been executed and filed as exhibits.

                                INDEX TO EXHIBITS


a.1.  Declaration of Trust dated November 11, 2005.**

a.2.  Amended and Restated Declaration of Trust dated September 12, 2005.**

b.    By-laws of Registrant.**

c.    None.

d.    Not Applicable.

e.    Terms and Conditions of the Automatic Dividend Reinvestment Plan.**

f.    None.

g.1. Investment Management Agreement between Registrant and Nuveen Asset Management dated November 16, 2005.**

g.2. Form of Investment Sub-Advisory Agreement between Nuveen Asset Management and Gateway Investment Advisers, L.P.

h.1.  Form of Purchase Agreement.

h.2.  Form of Merrill Lynch & Co. Standard Dealer Agreement.

h.3.  Form of Nuveen Master Selected Dealer Agreement.

h.4.  Form of Merrill Lynch & Co. Master Agreement Among Underwriters.

h.5.  Form of Dealer Letter Agreement.

i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees. **

j. Form of Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated August 19, 2002.

k.1. Shareholder Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002. **

k.2. License Agreement between Standard & Poor's and Nuveen Investments, LLC dated October 26, 2004.**

k.3. Form of Amendment No. 3 to License Agreement between Standard & Poor's and Nuveen Asset Management.

l.1.  Opinion and consent of Bell, Boyd & Lloyd LLC.**

l.2.  Opinion and consent of Bingham McCutchen LLP.**

1.3.  Consent of Bell, Boyd & Lloyd LLC.

1.4.  Consent of Bingham McCutchen LLP.

m.    None.

n.    Consent of PricewaterhouseCoopers LLP.

o.    None.

p.    Subscription Agreement of Nuveen Asset Management dated November 23,
2005.**

q.    None.

r.1. Code of Ethics of Nuveen Exchange-Traded Funds and Nuveen Institutional Advisory Corp.**

r.2.  Code of Ethics of Gateway Investment Advisers, L.P.**

s.    Powers of Attorney.

-------------
**  Incorporated by reference.